SUPPLEMENT DATED DECEMBER 6, 2007
TO
PROSPECTUS DATED NOVEMBER 13, 2007
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

The surrender charge table appearing at page 19 in the prospectus is replaced by the following:

First Year Surrender Charges Per $1,000 of Specified Face Amount (Super-Preferred Non-tobacco Male)
Issue Age 25 $3.25	Issue Age 35 $4.92	Issue Age 45 $7.76
Issue Age 55 $12.74	Issue Age 65 $21.91	Issue Age 75 $40.14

Please retain this supplement with your prospectus for future reference.